SEGMENT, PRODUCT, GEOGRAPHIC AND OTHER INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Summary of Revenues From Major Products Line

Revenues from our Company’s major product lines are summarized as follow:

(in US$ thousands)	2018	2019	2020
MahJong and casino casual games	$1,816	$1,778	$1,833
PC-based massive multiplayer online games	1,272	1,204	2,730
Mobile role playing games	3,998	3,538	2,270
Other games and game related revenues	15	125	42
	$7,101	$6,645	$6,875

Revenue by Geographic Region

Revenues by geographic area are attributed by country of the operating entity location. Revenue from by geographic region is as follows:

(in US$ thousands)
Geographic region / country	2018	2019	2020
Taiwan	$2,958	$3,074	$3,743
Hong Kong	4,143	3,571	3,132
	$7,101	$6,645	$6,875

Net Tangible Long-Lived Assets by Geographic Region	Net tangible long-lived assets by geographic region are as follows:
(in US$ thousands)	December 31
Geographic region / country	2018	2019	2020
Taiwan	$94	$—	$22
Hong Kong	27	—	—
	$121	$—	$22